UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 18, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 126,756 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,083    61,608 SH           Sole               61,608    0     0
ALTRIA GROUP INC              COM           02209S103         1,536    95,897 SH           Sole               95,897    0     0
AMERICAN EXPRESS CO           COM           025816109         1,336    98,000 SH           Sole               98,000    0     0
ANALOG DEVICES INC            COM           032654105           953    49,448 SH           Sole               49,448    0     0
APACHE CORP                   COM           037411105         3,156    49,250 SH           Sole               49,250    0     0
BANK OF AMERICA CORPORATION   COM           060505104         1,161   170,245 SH           Sole              170,245    0     0
BANK OF NEW YORK MELLON CORP  COM           064058100         3,864   136,781 SH           Sole              136,781    0     0
BARRICK GOLD CORP             COM           067901108         2,122    65,442 SH           Sole               65,442    0     0
BRISTOL MYERS SQUIBB CO       COM           110122108         1,712    78,100 SH           Sole               78,100    0     0
CA INC                        COM           12673P105         1,381    78,400 SH           Sole               78,400    0     0
CIGNA CORP                    COM           125509109         1,421    80,800 SH           Sole               80,800    0     0
CISCO SYSTEMS INC             COM           17275R102         3,217   191,830 SH           Sole              191,830    0     0
COCA COLA CO                  COM           191216100         1,384    31,500 SH           Sole               31,500    0     0
CONOCOPHILLIPS                COM           20825C104         3,791    96,796 SH           Sole               96,796    0     0
CVS CAREMARK CORPORATION      COM           126650100         1,208    43,940 SH           Sole               43,940    0     0
DEVON ENERGY CORP NEW         COM           25179M103         2,362    52,864 SH           Sole               52,864    0     0
DISNEY WALT CO                COM           254687106         1,405    77,366 SH           Sole               77,366    0     0
EBAY INC                      COM           278642103           795    63,329 SH           Sole               63,329    0     0
EXELON CORP                   COM           30161N101         2,325    51,230 SH           Sole               51,230    0     0
EXPRESS SCRIPTS INC           COM           302182100         2,318    50,200 SH           Sole               50,200    0     0
EXXON MOBIL CORP              COM           30231G102         6,849   100,568 SH           Sole              100,568    0     0
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         2,163    56,747 SH           Sole               56,747    0     0
GOLDMAN SACHS GROUP INC       COM           38141G104         1,230    11,600 SH           Sole               11,600    0     0
HOME DEPOT INC                COM           437076102         2,257    95,785 SH           Sole               95,785    0     0
HONEYWELL INTL INC            COM           438516106         2,421    86,900 SH           Sole               86,900    0     0
INTEL CORP                    COM           458140100         2,768   183,930 SH           Sole              183,930    0     0
INTERNATIONAL BUSINESS MACHS  COM           459200101         3,155    32,565 SH           Sole               32,565    0     0
INTUIT                        COM           461202103         2,350    87,023 SH           Sole               87,023    0     0
JOHNSON & JOHNSON             COM           478160104         4,245    80,695 SH           Sole               80,695    0     0
JPMORGAN CHASE & CO           COM           46625H100         2,857   107,500 SH           Sole              107,500    0     0
KRAFT FOODS INC               CL A          50075N104         1,625    72,900 SH           Sole               72,900    0     0
LAUDER ESTEE COS INC          CL A          518439104         1,139    46,200 SH           Sole               46,200    0     0
LOCKHEED MARTIN CORP          COM           539830109         4,022    58,259 SH           Sole               58,259    0     0
MARSH & MCLENNAN COS INC      COM           571748102           824    40,700 SH           Sole               40,700    0     0
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         4,185   101,243 SH           Sole              101,243    0     0
METLIFE INC                   COM           59156R108         1,175    51,600 SH           Sole               51,600    0     0
MICROSOFT CORP                COM           594918104         3,575   194,618 SH           Sole              194,618    0     0
MOHAWK INDS INC               COM           608190104         1,026    34,362 SH           Sole               34,362    0     0
MOODYS CORP                   COM           615369105         2,683   117,070 SH           Sole              117,070    0     0
PEABODY ENERGY CORP           COM           704549104         2,310    92,264 SH           Sole               92,264    0     0
PEPSICO INC                   COM           713448108         2,294    44,553 SH           Sole               44,553    0     0
PFIZER INC                    COM           717081103         2,031   149,100 SH           Sole              149,100    0     0
PHILIP MORRIS INTL INC        COM           718172109         2,043    57,408 SH           Sole               57,408    0     0
PNC FINL SVCS GROUP INC       COM           693475105         1,002    34,199 SH           Sole               34,199    0     0
PULTE HOMES INC               COM           745867101           880    80,500 SH           Sole               80,500    0     0
SAFEWAY INC                   COM           786514208         1,230    60,900 SH           Sole               60,900    0     0
STATE STREET CORP             COM           857477103         1,182    38,400 SH           Sole               38,400    0     0
SYMANTEC CORP                 COM           871503108         1,497   100,200 SH           Sole              100,200    0     0
TARGET CORP                   COM           87612E106         2,790    81,136 SH           Sole               81,136    0     0
TELUS CORP                    NON-VTG SHS   87971M202         1,056    40,256 SH           Sole               40,256    0     0
TIME WARNER  INC              COM           887317105         3,985   206,478 SH           Sole              206,478    0     0
TOLL BROTHERS INC             COM           889478103           723    39,800 SH           Sole               39,800    0     0
TORONTO DOMINION BANK ONT     COM NEW       891160509           971    28,100 SH           Sole               28,100    0     0
TRANSOCEAN LTD                REG SHS       H8817H100         2,669    45,359 SH           Sole               45,359    0     0
UNION PACIFIC CORP            COM           907818108         1,624    39,500 SH           Sole               39,500    0     0
UNITEDHEALTH GROUP INC        COM           91324P102         2,022    96,600 SH           Sole               96,600    0     0
VERIZON COMMUNICATIONS INC    COM           92343V104         2,898    95,969 SH           Sole               95,969    0     0
WASTE MANAGEMENT INC DEL      COM           94106L109         2,227    87,002 SH           Sole               87,002    0     0
YUM BRANDS INC                COM           988498101         1,245    45,300 SH           Sole               45,300    0     0

                                            TOTAL           126,756